Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 37,382	$ 33,578
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	33,578	31,355
Additions	4,843	4,306
Disposals	(24)	(67)
Impairment reversal	215
Asset impairment		(1,244)
Depreciation and amortization	(1,869)	(1,608)
Transfers between classifications	0	0
Decommissioning and restoration provisions change in estimate	289	870
Capitalized borrowing costs	370	251
Changes in foreign exchange rates	(20)	(285)
Closing net book value	37,382	33,578
Net book value	37,382	33,578
Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	944	903
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	903	885
Additions	45	22
Disposals	0	(1)
Impairment reversal	0
Asset impairment		0
Depreciation and amortization	0	0
Transfers between classifications	0	0
Decommissioning and restoration provisions change in estimate	0	0
Capitalized borrowing costs	0	0
Changes in foreign exchange rates	(4)	(3)
Closing net book value	944	903
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	14,681	14,535
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	14,535	14,182
Additions	0	0
Disposals	0	0
Impairment reversal	215
Asset impairment		(261)
Depreciation and amortization	(373)	(288)
Transfers between classifications	(50)	65
Decommissioning and restoration provisions change in estimate	250	814
Capitalized borrowing costs	115	84
Changes in foreign exchange rates	(11)	(61)
Closing net book value	14,681	14,535
Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	9,138	7,577
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	7,577	8,352
Additions	181	368
Disposals	(6)	(54)
Impairment reversal	0
Asset impairment		(983)
Depreciation and amortization	(802)	(774)
Transfers between classifications	2,162	652
Decommissioning and restoration provisions change in estimate	39	56
Capitalized borrowing costs	0	0
Changes in foreign exchange rates	(13)	(40)
Closing net book value	9,138	7,577
Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	2,688	2,644
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	2,644	2,644
Additions	740	563
Disposals	0	(5)
Impairment reversal	0
Asset impairment		0
Depreciation and amortization	(694)	(546)
Transfers between classifications	0	0
Decommissioning and restoration provisions change in estimate	0	0
Capitalized borrowing costs	0	0
Changes in foreign exchange rates	(2)	(12)
Closing net book value	2,688	2,644
Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	9,931	7,919
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	7,919	5,292
Additions	3,877	3,353
Disposals	(18)	(7)
Impairment reversal	0
Asset impairment		0
Depreciation and amortization	0	0
Transfers between classifications	(2,112)	(717)
Decommissioning and restoration provisions change in estimate	0	0
Capitalized borrowing costs	255	167
Changes in foreign exchange rates	10	(169)
Closing net book value	9,931	7,919
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	58,287	52,900
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	52,900	49,356
Closing net book value	58,287	52,900
Cost | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	944	903
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	903	885
Closing net book value	944	903
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	21,362	20,758
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	20,758	20,155
Closing net book value	21,362	20,758
Cost | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	18,716	16,722
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	16,722	16,951
Closing net book value	18,716	16,722
Cost | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	7,334	6,598
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	6,598	6,073
Closing net book value	7,334	6,598
Cost | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	9,931	7,919
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	7,919	5,292
Closing net book value	9,931	7,919
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(20,905)	(19,322)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(19,322)	(18,001)
Closing net book value	(20,905)	(19,322)
Accumulated depreciation | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0	0
Closing net book value	0	0
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(6,681)	(6,223)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(6,223)	(5,973)
Closing net book value	(6,681)	(6,223)
Accumulated depreciation | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(9,578)	(9,145)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(9,145)	(8,599)
Closing net book value	(9,578)	(9,145)
Accumulated depreciation | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(4,646)	(3,954)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(3,954)	(3,429)
Closing net book value	(4,646)	(3,954)
Accumulated depreciation | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0	0
Closing net book value	$ 0	$ 0